REVENUES - Schedule of revenues by product (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
REVENUES
Total revenues	¥ 42,000	¥ 31,000	¥ 118,678,591	$ 16,715,530	¥ 83,127,296	¥ 40,826,521
Sales of solar modules
REVENUES
Total revenues			114,381,172		80,224,354	37,737,383
Sales of solar cells
REVENUES
Total revenues			1,597,490		1,024,114	606,582
Sales of silicon wafers
REVENUES
Total revenues			283,561		466,553	1,152,055
Sales of solar projects
REVENUES
Total revenues			41,982		31,400	0
Sales of other solar products
REVENUES
Total revenues			2,374,386		1,380,875	1,043,760
Processing service fees
REVENUES
Total revenues			0		0	186,045
Revenue from generated electricity
REVENUES
Total revenues			¥ 0		0	100,696
Incidental revenue					¥ 47,000	¥ 0